Financial income and expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest income on financial assets held at amortised costs	$ 34	$ 47	$ 24
Finance income relating to financial assets held at fair value through profit or loss	15	16	15
System Fund
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Other interest income (expense) net	3	1	1
IHG Rewards club loyalty programme
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest payable to IHG One Rewards loyalty programme	$ 44	$ 49	$ 43